Commitments and Contingencies	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies
9. Commitments and contingencies
Contingent Consideration Related to Business Combinations
In connection with Legacy Celularity’s acquisition of HLI Cellular Therapeutics, LLC and Anthrogenesis, the Company has agreed to pay future consideration to the sellers upon the achievement of certain regulatory and commercial milestones. As a result, the Company recorded $237,071 and $232,222 as contingent consideration as of March 31, 2022 and December 31, 2021, respectively. See Note 4 for further discussion.
Indemnification Agreements
In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and its executive officers that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company is not currently aware of any indemnification claims and has not accrued any liabilities related to such obligations in its condensed consolidated financial statements as of March 31, 2022 or December 31, 2021.
Agreement with Palantir Technologies Inc.
On May 5, 2021, Legacy Celularity executed a Master Subscription Agreement with Palantir under which it will pay $40,000 over five years for access to Palantir’s Foundry platform along with certain professional services. The Company will utilize Palantir’s Foundry platform to secure deeper insights into data obtained from the Company’s discovery and process development, as well as manufacturing and biorepository operations. During the third quarter of 2021, the Company paid its first annual fee of $6,000. For the quarter ended March 31, 2022, the Company has recorded costs of $2,000 on a straight-line basis related to this agreement, which was included as a component of research and development expense in the condensed consolidated statement of operations.
Sirion License Agreement
In December 2021, the Company entered into a license agreement (“Sirion License”) with Sirion Biotech GmbH (“Sirion”). Under the Sirion License, Sirion granted the Company a license related to patent rights and know-how associated with poloxamers (“Licensed Product”). As part of the Sirion License, the Company will pay Sirion $136 as an upfront fee, a $113 annual maintenance fee and may owe up to $5,099 related to clinical and regulatory milestones for each Licensed Product during the term. The Company also agreed to pay Sirion low-single digit royalties on net sales on a Licensed Product-by-Licensed Product and country-by-country basis and until the later of: (i) expiration of the last to expire valid claim of the patents covering such Licensed Product, and (ii) 10 years after first Commercial Sale of a Licensed Product. In addition, the Sirion License is subject to termination rights including for termination for material breach and by the Company for convenience upon 30 days written notice.
Legal Proceedings
At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to such legal proceedings.
On March 24, 2021, CTH Biosourcing LLC (“CTH”) filed a petition and request for disclosure in the District Court of Travis County, Texas seeking declaratory relief challenging Legacy Celularity’s for-cause termination of a Tissue Procurement Agreement (“TPA”). During the fourth quarter of 2021, the Company entered into a tri-party settlement (the “Settlement Agreement”) with CTH and the CariCord participating shareholders, as interested parties, in which the Company agreed to amend the TPA in exchange for a full release of all claims underlying the aforementioned litigation. In addition, the Company issued 743,771 shares of Celularity Class A Common Stock to the CariCord participating shareholders, with an estimated fair value of $5,333 in exchange for a full release.
Pursuant to the Settlement Agreement, the CariCord participating shareholders are entitled to receive up to an additional 371,885 shares of Celularity Class A Common Stock if certain procurement targets are met by CTH under the TPA during a specified period of two years from the effective date of the Settlement Agreement. As of December 31, 2021, these procurement targets were not probable of being achieved. As of March 31, 2022, the Company considered it probable that certain procurement targets would be met under the Settlement Agreement, resulting in a liability with an estimated fair value of $1,570 (see Note 4). Due to changes in the Company’s common share price and the contingent nature of these procurement targets, the Company cannot predict the amount of such potential issuances
.

11.	Commitments and contingencies
Lease Agreements
In September 2017, Legacy Celularity entered into an operating lease for office space in Warren, New Jersey, which expires in 2022. In connection with entering into this lease agreement, Legacy Celularity issued a letter of credit of $481, which is classified as restricted cash
(non-current)
on the consolidated balance sheets as of December 31, 2020. During the second quarter of 2021, the full $
481
was drawn by the landlord. During the third quarter of 2021, the lease for office space in Warren, New Jersey was terminated.
On September 10, 2019, Legacy Celularity extended the operating lease for the office and laboratory space in Cedar Knolls, New Jersey on a month-to-month
basis. Beginning November 1, 2019, Legacy Celularity began paying the landlord the base annual rent and all additional rent at a 2% increase, pro-rated
monthly for each month it remains in possession of the premises. Monthly lease payments of $15 due under the lease include base rent and ancillary charges.
On March 13, 2019, Legacy Celularity entered into a lease agreement for a 147,215 square foot facility consisting of office, manufacturing and laboratory space in Florham Park, New Jersey, which expires in 2036.

The Company has the option to renew the term of the lease for two additional five-year terms so long as the lease is then in full force and effect. The lease term commenced on March 1, 2020 subject to an abatement of the fixed rent for the first 13 months following the lease commencement date. The initial monthly base rent is approximately $230 and will increase annually. The Company is obligated to pay real estate taxes and costs related to the premises, including costs of operations, maintenance, repair, replacement and management of the new leased premises. In connection with entering into this lease agreement, Legacy Celularity issued a letter of credit of $14,722 which is classified as restricted cash
(non-current)
on the consolidated balance sheet as of December 31, 2021 and December 31, 2020. The lease agreement allows for a landlord provided tenant improvement allowance of $14,722 to be applied to the costs of the construction of the leasehold improvements.
The Company is not the legal owner of the leased space. However, in accordance with Accounting Standards Codification 840, Leases, the Company is deemed to be the owner of the leased space, including the building shell, during the construction period because of the Company’s level of direct financial and operational involvement in the substantial tenant improvement. The lease arrangement did not meet all the criteria for sale-leaseback accounting due to the continuing involvement of the Company in the property and therefore was accounted for as a failed sale-leaseback financing obligation. As a result, as of December 31, 2019, Legacy Celularity capitalized the fair value of the building shell, the tenant improvement allowance, and ground rent expense, approximately $28,062, as construction-in-progress
within property and equipment, net and recorded a corresponding build-to-suit
facility lease financing obligation. As of December 31, 2021, $28,085 related to the lease financing obligation was classified as a long-term capital lease liability on its consolidated balance sheet, while $3,051 was classified as a current liability.
Additionally, construction costs incurred as part of the
build-out
and tenant improvements were capitalized as
construction-in-progress
within property and equipment, net. Legacy Celularity began to occupy completed portions of the facility in the first quarter of 2020. As the building was occupied, costs were moved out of construction-in-process
and were placed in service. As of December 31, 2021 and 2020, there were $0 and $15,415 of costs related the facility included in construction-in-progress,
respectively. Remaining construction was completed during January 2021 and remaining construction-in-progress
costs were placed in service.
The Company recognizes rent expense on a straight-line basis over the respective lease period and has recorded deferred rent for rent expense incurred but not yet paid. Rent expense was $668 and $1,612 for the years ended December 31, 2021 and 2020, respectively.
Future minimum payments inclusive of the amended lease, by year and in aggregate, under non-cancelable leases
consist of the following as of December 31, 2021:

2022	$2,861
2023	2,895
2024	2,969
2025	3,042
2026	3,116
Thereafter	73,531

Total	$88,414

Contingent Consideration Related to Business Combinations
In connection with the Company’s acquisition of HLI CT, Anthrogenesis and CariCord, the Company has agreed to pay future consideration to the sellers upon the achievement of certain regulatory and commercial milestones. As a result, the Company recorded $232,222 and $273,367 as contingent consideration as of December 31, 2021 and 2020, respectively. Due to the contingent nature of these milestone and royalty payments, there is a high degree of management estimates that determine the fair value of the contingent consideration. See note 4 for further discussion.
Indemnification Agreements
In the ordinary course of business, the Company may provide indemnification of varying scope and terms to vendors, lessors, business partners and other parties with respect to certain matters including, but not limited to, losses arising out of breach of such agreements or from intellectual property infringement claims made by third parties. In addition, the Company has entered into indemnification agreements with members of its board of directors and its executive officers that will require the Company, among other things, to indemnify them against certain liabilities that may arise by reason of their status or service as directors or officers. The maximum potential amount of future payments the Company could be required to make under these indemnification agreements is, in many cases, unlimited. To date, the Company has not incurred any material costs as a result of such indemnifications. The Company is not currently aware of any indemnification claims and has not accrued any liabilities related to such obligations in its consolidated financial statements as of December 31, 2021 or 2020.
Agreement with Palantir Technologies Inc.
On May 5, 2021, Legacy Celularity executed a Master Subscription Agreement with Palantir under which it will pay $40,000 over five years for access to Palantir’s Foundry platform along with certain professional services. The Company will utilize Palantir’s Foundry platform to secure deeper insights into data obtained from the Company’s discovery and process development, as well as manufacturing and biorepository operations. During the third quarter of 2021, the Company paid its first annual fee of $6,000. For the year ended December 31, 2021, the Company has recorded costs of $5,333 on a straight-line basis related to this agreement, which was included as a component of selling, general and administrative expense in the consolidated statement of operations.
Sirion License Agreement
In December 2021, the Company entered into a license agreement (“Sirion License”) with Sirion Biotech GmbH (“Sirion”). Under the Sirion License, Sirion granted the Company a license related to patent rights and know-how
associated with poloxamers (“Licensed Product”). As part of the Sirion License, the Company will pay Sirion $136 as an upfront fee, a $113 annual maintenance fee and may owe up to $5,099 million related to clinical and regulatory milestones for each Licensed Product during the term. The Company also agreed to pay Sirion low-single
digit royalties on net sales on a Licensed
Product-by-Licensed
Product and
country-by-country
basis and until the later of: (i) expiration of the last to expire valid claim of the patents covering such Licensed Product, and (ii) 10 years after first Commercial Sale of a Licensed Product. In addition, the Sirion License is subject to termination rights including for termination for material breach and by the Company for convenience upon 30 days written notice.
Legal Proceedings
At each reporting date, the Company evaluates whether or not a potential loss amount or a potential range of loss is probable and reasonably estimable under the provisions of the authoritative guidance that addresses accounting for contingencies. The Company expenses as incurred the costs related to such legal proceedings.
On March 24, 2021, CTH Biosourcing LLC (“CTH”) filed a petition and request for disclosure in the District Court of Travis County, Texas seeking declaratory relief challenging Legacy Celularity’s for-cause
termination of a Tissue Procurement Agreement (“TPA”). During the year ended December 31, 2021, the Company entered into a tri-party
settlement with CTH and the CariCord participating shareholders, as interested parties, in which the Company agreed to amend the TPA in exchange for a full release of all claims underlying the aforementioned litigation. In addition, the Company issued
 743,771

shares of Celularity Class A Common Stock to the CariCord
participating shareholders, with an estimated fair value of
$
5,333
in exchange for a full release. This amount was recorded as a legal settlement expense within selling, general and administrative in the statement of operations for the year ended December 31, 2021. Pursuant to the settlement agreement, the CariCord participating shareholders are entitled to receive up to an additional

371,885
shares of Celularity Class A Common Stock if certain procurement targets are met by CTH under the TPA during a specified period, which was not probable of being achieved at December 31, 2021.